SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested	$ 0	$ 12,359	$ 28,638
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 1.78	$ 2.49	$ 4.12
Grant date fair value of restricted shares vested	$ 29,220	$ 24,996	$ 36,732